Parent Only Information - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, shares authorized	[1]	20,000,000	20,000,000
Common stock, shares issued	[1]	2,024,460	611,778
Common stock, shares outstanding	[1]	2,024,460	611,778
Common stock, par value (in Dollars per share)	[1]	$ 0.024
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, shares authorized	[1]	5,000,000	5,000,000
Common stock, shares issued	[1]	119,387	39,387
Common stock, shares outstanding	[1]	119,387	39,387
Common stock, par value (in Dollars per share)	[1]	$ 0.024

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.